Equipment Installment Plans (Table)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Equipment installment plan receivables
The following table summarizes equipment installment plan receivables as of December 31, 2020 and 2019.

December 31,	2020	2019
(Dollars in millions)
Equipment installment plan receivables, gross	$1,007	$1,008
Allowance for credit losses	(78)	(84)
Equipment installment plan receivables, net	$929	$924

Net balance presented in the Consolidated Balance Sheet as:
Accounts receivable — Customers and agents (Current portion)	$590	$587
Other assets and deferred charges (Non-current portion)	339	337
Equipment installment plan receivables, net	$929	$924

Equipment installment plan receivables credit categories	The balance and aging of the equipment installment plan receivables on a gross basis by credit category were as follows:

	December 31, 2020					December 31, 2019
	Lowest Risk	Lower Risk	Slight Risk	Higher Risk	Total	Lowest Risk	Lower Risk	Slight Risk	Higher Risk	Total
(Dollars in millions)
Unbilled	$819	$98	$22	$9	$948	$812	$99	$23	$8	$942
Billed — current	36	5	1	1	43	37	5	2	1	45
Billed — past due	8	5	2	1	16	11	6	3	1	21
Total	$863	$108	$25	$11	$1,007	$860	$110	$28	$10	$1,008
The balance of the equipment installment plan receivables as of December 31, 2020 on a gross basis by year of origination were as follows:

	2018	2019	2020	Total
(Dollars in millions)
Lowest Risk	$42	$270	$551	$863
Lower Risk	3	28	77	108
Slight Risk	1	6	18	25
Higher Risk	—	2	9	11
Total	$46	$306	$655	$1,007

Equipment installment plans allowance for credit losses
Activity for the years ended December 31, 2020 and December 31, 2019, in the allowance for credit losses for equipment installment plan receivables was as follows:

	2020	2019
(Dollars in millions)
Allowance for credit losses, beginning of year	$84	$77
Bad debts expense	50	82
Write-offs, net of recoveries	(56)	(75)
Allowance for credit losses, end of year	$78	$84